Shelton International Select Equity Fund
FUND SUMMARY Shelton International Select Equity Fund Investor Class Ticker Symbol SISLX Institutional Class Ticker Symbol SISEX
Investment Objective:
The Fund seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - Shelton International Select Equity Fund	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Shelton International Select Equity Fund		Investor Class	Institutional Class
Management Fees		0.74%	0.74%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.31%	0.31%
Total Annual Fund Operating Expenses		1.30%	1.05%
Expense Reimbursement	[1]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.24%	0.99%
[1]	Shelton Capital Management, the Fund's investment advisor (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay certain Fund expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding acquired fund fees and expenses, interest, taxes, any class-specific expenses such as Rule 12b-1 distribution fees, shareholder servicing fees, transfer agency fees, dividend and interest and securities sold short, brokerage commissions and extraordinary expenses) does not exceed 1.24% and 0.99% of the Investor and Institutional class shares, respectively (on an annual basis) of average daily net assets of the Fund's shares (referred to in this Fund Summary as the "Expense Reimbursement"). The Expense Reimbursement will remain in effect until at least July 29, 2018, and may be terminated before that date only by the Board of Trustees (also referred to herein as the "Board") of the SCM Trust (the "Trust"). The Advisor may recover any previously waived fees and paid expenses from the Fund pursuant to this agreement for three (3) years from the date they were waived or paid. The Advisor's ability to recover any previously waived fees and paid expenses is subject to the Expense Reimbursement as in effect at the time such fees were waived or expenses were paid.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares or continue to own all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Shelton International Select Equity Fund - USD ($)	One Year	Three Years
Investor Class	126	558
Institutional Class	101	479

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. It is anticipated that the Fund's portfolio turnover rate will be 50% of the average value of its portfolio in the first year of operation.

Summary of Principal Investment Strategies: The Fund primarily invests, under normal market conditions, at least 80% of the Fund's net assets (plus borrowings for investment purposes) in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth. The Fund invests its assets in equity securities of non-U.S. companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a universe of stocks listed within the MSCI ACWI ex USA index, as well as those in other developed, emerging, and frontier markets with a market capitalization of $2.5 billion or higher. The Advisor anticipates that the percentage of the Fund's investable universe not included in the MSCI ACWI ex USA index will be approximately 20%. The Fund ordinarily invests in no fewer than three different countries outside the U.S. Under normal market conditions, the Fund will invest at least 40% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies. However, the Fund may invest a lesser amount of its assets in securities of non-U.S. companies when market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies. The Fund will normally invest in the securities of approximately 30 to 50 issuers.

The Fund's investments in equity securities may include common and preferred stock, convertible preferred stock, warrants and rights.

The Advisor implements its investment strategy by first using a proprietary global "life-cycle" screen to narrow the Fund's investable universe. The Advisor then uses a fundamental, "bottom-up" research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country.

The Advisor's "life-cycle" screen classifies companies according to one of the following five categories:

•	Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.
•	Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.
•	Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.
•	Maturity: Companies characterized as earning a small positive spread above the cost of capital.
•	Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor's investment team actively invests across all five categories of the "life-cycle," building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio's risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund's securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

SUMMARY OF PRINCIPAL RISKS

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. This risk may be considered generic to stocks of all companies while other risks may apply to small and mid-cap stocks.

Foreign Investing Risks: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

Emerging Market Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Growth Securities Risks: Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the Advisor anticipates.

Mid Cap Stock Risk: Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small Cap Stock Risk: The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Management Risk: As with any managed fund, the Advisor may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Advisor may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Currency Risk: The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information: Average Total Returns for the Period July 18, 2016 to June 30, 2017
Average Annual Total Returns - Shelton International Select Equity Fund	Since Inception	[1],[2]
Investor Class	21.06%
Institutional Class	20.80%
MSCI ACWI Ex USA (NET) Index	20.20%	[3]
[1]	Although the performance information shown above is for less than one calendar year, it may give some indication of the risk of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
[2]	Shelton Capital Management became the investment advisor to the predecessor fund of the Fund on July 18, 2016. The predecessor fund was reorganized into the Fund on July 28, 2017. The investment objective, strategy, risks and policies of the predecessor fund during the period July 18, 2016 to July 28, 2017 were identical to those of the Fund.
[3]	The MSCI ACWI Ex USA Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. MSCI, Inc. publishes two versions of this Index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the gross dividends version, MSCI reinvests as much as possible of a company's dividend distributions. The reinvested amount is equal to the total dividend amount distributed to persons residing in the country of the dividend-paying company. Gross total return indexes do not, however, include any tax credits. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties.